Parent Company Information - Schedule of Statements of Cash Flows (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statements of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	$ (928,209)	$ (1,761,029)	$ 181,835
Net cash provided by (used in) investing activities	1,256,000	(5,756,000)
Net cash provided by financing activities	13,755,817	6,998,517	345,210
Effect of exchange rate on cash and cash equivalents		(49,892)
Increase (decrease) in cash and cash equivalents	14,083,608	(568,404)	527,045
Cash and cash equivalents, beginning of year	14,411,389	14,979,793	14,452,748
Cash and cash equivalents, end of year	$ 28,494,997	$ 14,411,389	$ 14,979,793